FILE NO. 2-27539

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 24, 2000
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ---------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]
         Pre-Effective Amendment No.                                       [   ]
                                      ------
         Post-Effective Amendment No.  45                                  [ x ]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 31                                                  [ x ]
                        (Check appropriate box or boxes)

                           ARMSTRONG ASSOCIATES, INC.
               (Exact Name of Registrant as Specified in Charter)

750 North St. Paul, LB 13, Suite 1300, Dallas, Texas                     75201
        (Address of Principal Executive Offices)                      (Zip Code)

Registrant's Telephone Number, including Area Code:  (214) 720-9101

                                  C. K. Lawson
                                    President
                           Armstrong Associates, Inc.
                            750 North St. Paul, LB 13
                                   Suite 1300
                               Dallas, Texas 75201
                    (Name and Address for Agent for Service)

                               -------------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ x ]  immediately upon filing            [   ]  on (date) pursuant
       pursuant to paragraph (b)                 to paragraph (a)(i)
[   ]  on (date) pursuant to              [   ]  75 days after filing
       paragraph (b)                             pursuant to paragraph (a)(ii)
[   ]  60 days after filing pursuant      [   ]  on October 28, 1999 pursuant to
       to paragraph (a)(i)                       paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
[   ]  this  post-effective  admendment  designates a new  effective  date for a previously filed post-effective amendment


Title of Securities Being Registered..............Common Stock ($1.00 Par Value)

The cross-reference sheet, Part A, Part B and Part C are incorporated by reference from the Registrant's Post Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 2-27539) as filed with the Securities and Exchange Commission on August 27, 1999.

                                 EXHIBIT INDEX
                                 -------------

(a) Restated Articles of Incorporation of the Fund filed October 28, 1983 [Exhibit 1.1, Form N-1A Post-Effective Amendment No. 27] - filed electronically herewith

(b)(1) Bylaws of the Fund as amended through August 27, 1987 [Exhibit 2.1, Form N-1A Post-Effective Amendment No. 31] filed electronically herewith

(b)(2) Amendment to Bylaws of the Fund, effective August 25, 1993 [Exhibit 2.2, Form N-1A Post-Effective Amendment No. 37] filed electronically herewith

(c)       See Exhibit (a)

(d) Investment Advisory Agreement dated October 30, 1981 between the Fund and Portfolios, Inc. [Exhibit 5.1, Form N-1A Post-Effective Amendment No. 28] filed electronically herewith

(e)       None

(f)       None

(g)       Custody  Agreement  dated  September  9, 1994 between the Fund and The
          Bank of California, N.A. [Exhibit 8.4, Form N-1A, Post-Effective Amendment No. 39] filed electronically herewith

(h)(1) Amended and Restated Transfer Agent Agreement dated May 17, 1995 [Exhibit 8.5, Form N-1A Post Effective Amendment No. 40] filed electronically herewith

(h)(2) Administrative Services Agreement dated October 24, 1985 between the Fund and Portfolios, Inc. [Exhibit 9.1, Form N-1A Post-Effective Amendment No. 30] filed electronically herewith

(i) Opinion of Jackson & Walker, L.L.P. as to legality of securities being registered and related consent [Exhibit 10.1, Form N-1A Post-Effective Amendment No. 43] filed electronically herewith

(j) Consent of Grant Thornton L.L.P [Filed Herewith] filed electronically herewith

(k)       Financial Data Schedule

(l)       None

(m)       None

(n)       None